Finance Income and Finance Expense - Summary of Finance Income and Finance Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income, expense, gains or losses of financial instruments [abstract]
Change in fair value of stock warrants	$ 4,945	$ 0
Interest income	6	30
Foreign exchange gain	0	4,828
Other	188	183
Finance income	5,139	5,041
Interest expense (cash)	(12,257)	(14,657)
Interest expense (non-cash)	(3,669)	(38,446)
Lease liability interest expense (Note 20)	(1,640)	(1,001)
Foreign exchange loss	(74,721)	0
Financing fees	(1,416)	0
Accretion of instrument financing (Note 18)	(1,612)	0
Dividend on preferred shares (Note 14)	0	(10,711)
Debt extinguishment fee (cash)	0	(2,350)
Debt extinguishment fee (non-cash)	0	(4,206)
Change in fair value of 2020 convertible notes (Note 15)	0	(27,255)
Change in fair value of Series B preferred shares (Note 14)	0	(32,997)
Finance expense	$ (95,315)	$ (131,623)